Description of Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Description Of Business And Significant Accounting Policies Details Narrative
Amortization expense	$ 60,085	$ 475	$ 1,900	$ 158	$ 1,900
Impairment of assets			$ 792	$ 0	$ 0